Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
REVENUE
Investment management fees	$ 218,504	$ 277,519	$ 1,083,413	$ 913,022	$ 1,279,206	$ 920,813
Service income	870,465	540,400	2,249,584	1,601,560	2,195,718	1,750,613
Commissions	0	0	0	41,031	50,575	69,073
Rental income	0	1,500	0	4,500	5,000	16,500
Total revenue	1,088,969	819,419	3,332,997	2,560,113	3,530,499	2,756,999
OPERATING EXPENSES
Cost of services	13,570	11,919	65,237	52,883	73,004	75,378
Professional services	145,719	324,296	625,706	953,947	997,117	1,237,221
Depreciation and amortization	28,803	24,947	82,241	74,391	99,744	153,547
Impairment of goodwill					0	662,967
General and administrative	575,177	107,669	1,708,941	384,477	748,481	408,537
Management fees - related party	56,250	50,000	147,250	153,000	200,000	213,333
Marketing	67,783	131,508	206,018	307,977	375,499	402,402
Salaries and wages	278,713	530,125	1,498,948	1,311,554	1,961,126	1,730,278
Total operating expenses	1,166,015	1,180,464	4,334,341	3,238,229	4,454,971	4,883,663
Net operating loss	(77,046)	(361,045)	(1,001,344)	(678,116)	(924,472)	(2,126,664)
OTHER EXPENSE
Other (expense) income	0	0	0	191
Interest expense	(27,032)	(14,246)	(49,797)	(42,577)	(51,503)	(8,475)
Total other expense	(27,032)	(14,246)	(49,797)	(42,386)	(51,503)	(8,475)
NET LOSS	$ (104,078)	$ (375,291)	$ (1,051,141)	$ (720,502)	$ (975,975)	$ (2,135,139)
LOSS PER SHARE - Basic and Diluted	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.07)